Short-Term Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Short-term Debt [Line Items]
Short-term Debt	¥ 3,300,214		¥ 4,237,978		$ 464,825
Short term debt, Weighted average interest rate	2.32%		3.17%		2.32%
Repayment of short term borrowings	¥ 12,824,324	$ 1,806,268	¥ 12,665,941	¥ 7,672,124
Proceeds from short-term borrowings	¥ 11,886,559	$ 1,674,186	¥ 13,782,873	¥ 9,558,649
Note Arrangement
Short-term Debt [Line Items]
Short term debt, Weighted average interest rate	1.53%				1.53%
Collateral from bank	¥ 770,900				$ 108,600
Notes Payable	3,860,000				543,600
Note Arrangement | Period 1
Short-term Debt [Line Items]
Notes Payable	2,450,000				345,100
Note Arrangement | Period 2
Short-term Debt [Line Items]
Notes Payable	400,000				56,300
Note Arrangement | Period 3
Short-term Debt [Line Items]
Notes Payable	¥ 1,010,000				$ 142,200
Short-term bank loans [Member]
Short-term Debt [Line Items]
Short term debt, Description	RMB denominated borrowings that are repayable within one year from their issuance dates.	RMB denominated borrowings that are repayable within one year from their issuance dates.
Short term debt, Weighted average interest rate	3.36%		3.97%		3.36%
Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Short-term Debt	¥ 7,499,800		¥ 5,827,000		$ 1,056,300
Short term debt, Weighted average interest rate	2.58%		3.02%		2.58%
Collateral from bank	¥ 2,582,000		¥ 3,864,900		$ 363,700
Line of Credit [Member] | Short-term bank loans [Member]
Short-term Debt [Line Items]
Short term debt, Unused borrowing capacity	870,000				122,600
Line of Credit [Member] | Short-term bank loans [Member] | Period 1
Short-term Debt [Line Items]
Short term debt, Unused borrowing capacity	770,000				108,500
Line of Credit [Member] | Short-term bank loans [Member] | Period 2
Short-term Debt [Line Items]
Short term debt, Unused borrowing capacity	100,000				14,100
Bank Loans and Notes Payable [Member] | Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Short-term Debt	15,530,000				2,187,400
Short term debt, Unused borrowing capacity	¥ 12,229,800				$ 1,722,500